Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Inventories
Finished goods	€ 1,208,932	€ 1,182,034
Health care supplies	385,151	417,475
Raw materials and purchased components	331,116	344,311
Work in process	153,462	124,102
Inventories	€ 2,078,661	€ 2,067,922